Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible note payable, discount	$ 760,791	$ 779,572	$ 0
Preferred stock shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common stock shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common Stock, Shares, Issued	435,960,255	395,369,204	378,033,149
Common Stock, Shares, Outstanding	435,960,255	395,369,204	378,033,149